Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
	Defined Benefit Pension Plan	Foreign Currency Translation Adjustment	Private Equity Instruments	Total
As at December 31, 2017	(4)	633	14	643
Other Comprehensive Income (Loss), Before Tax	(5)	397	1	393
Income Tax	2	-	-	2
As at December 31, 2018	(7)	1,030	15	1,038
Other Comprehensive Income (Loss), Before Tax	6	(228)	14	(208)
Income Tax	(1)	-	(2)	(3)
As at December 31, 2019	(2)	802	27	827